RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
18. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

	At December 31,
	2016	2017
Due to ReneSola Singapore (1)and its subsidiaries	$-	$60,370,065

(b) Related party transactions

During the years ended December 31, 2015, 2016 and 2017, related party transactions with ReneSola Singapore Pte., Ltd and its subsidiaries were as follows:

	Years ended December 31,
	2015	2016	2017
Purchase of modules from	$-	$-	$33,238,377
Purchased services related to the construction of project assets	-	-	868,158
Borrowing from (2)	-	-	11,343,739
Lending to(3)	$-	$-	$(1,624,261)

(1)
After the disposal of the discontinued business in September 2017, ReneSola Singapore Pte., Ltd becomes the related party of the Company that both ReneSola Singapore and the Company are under common control of Mr. Li. The balances due to the entity and its subsidiaries were mainly modules, raw materials that the Company purchased from them.

(2)
It represented the borrowings under a loan agreement between the Company (“borrower”) and ReneSola Singapore (“the lender”). The lender grants to the borrower a loan in the principal amount of up to US$ 200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan.

(3)	It represented the loan borrowed by ReneSola Singapore’s subsidiaries bearing no interests. There is no fixed repayment schedule of this loan.